Vanguard California Municipal Money Market Fund Investment Strategy - Retail Prospectus [Member] - Vanguard California Municipal Money Market Fund	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing in a variety of high-quality, short-term California municipal securities. As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities whose income is exempt from federal and California state taxes. The Fund may count securities that generate income subject to the federal alternative minimum tax (AMT) toward the 80% investment requirement.The Fund has elected to operate as a retail money market fund under Rule 2a-7 of the Investment Company Act of 1940, as amended. The Fund seeks to maintain a stable share price, or net asset value (NAV), of $1; maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less; meets applicable daily, weekly, and general liquidity requirements; and invests in high-quality securities with effective maturities of 397 days or less. To be eligible for investment by the Fund, a security must be determined by methods approved by the board of trustees of Vanguard California Tax-Free Funds to present minimal credit risk. As a result, the Fund selects securities based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. Securities held by the Fund may pay fixed, variable, or floating rates of interest.The Fund’s investments in municipal securities may include municipal bond structured products that, in the opinion of the Fund’s advisor, are consistent with the Fund’s investment objective. Such investments may include tender option bonds or long-term municipal securities with a demand feature (e.g., variable rate demand obligations or notes).